Consolidated Statements of Member's Equity - USD ($) $ in Thousands	Total	Cheniere CCH HoldCo I, LLC [Member]
Member's equity, beginning of period at Dec. 31, 2016	$ 1,313,809	$ 1,313,809
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	402,119	402,119
Net income (loss)	(48,652)	(48,652)
Member's equity, end of period at Dec. 31, 2017	1,667,276	1,667,276
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	407,575	407,575
Net income (loss)	6,286	6,286
Member's equity, end of period at Dec. 31, 2018	2,081,137	2,081,137
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(71,277)	(71,000)
Member's equity, end of period at Mar. 31, 2019	2,010,000	2,010,000
Member's equity, beginning of period at Dec. 31, 2018	2,081,137	2,081,137
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(260,000)
Member's equity, end of period at Jun. 30, 2019	1,893,000	1,893,000
Member's equity, beginning of period at Dec. 31, 2018	2,081,137	2,081,137
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	710,737	710,737
Net income (loss)	(374,296)	(374,296)
Member's equity, end of period at Dec. 31, 2019	2,417,578	2,417,578
Member's equity, beginning of period at Mar. 31, 2019	2,010,000	2,010,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	72,000	72,000
Net income (loss)	(188,907)	(189,000)
Member's equity, end of period at Jun. 30, 2019	1,893,000	1,893,000
Member's equity, beginning of period at Dec. 31, 2019	2,417,578	2,417,578
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(51,000)	(51,000)
Member's equity, end of period at Mar. 31, 2020	2,367,000	2,367,000
Member's equity, beginning of period at Dec. 31, 2019	2,417,578	2,417,578
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	105,000
Member's equity, end of period at Jun. 30, 2020	2,668,000	2,668,000
Member's equity, beginning of period at Mar. 31, 2020	2,367,000	2,367,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	145,000	145,000
Net income (loss)	156,000	156,000
Member's equity, end of period at Jun. 30, 2020	$ 2,668,000	$ 2,668,000